Schedule of Investments
(unaudited)
July 31, 2026
BlackRock Sustainable Aware Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 7.4%
Aristocrat Leisure Ltd. ........... 2,218 $ 99,688
Aurizon Holdings Ltd. ........... 2,878 8,463
BHP Group Ltd. ............... 2,586 109,001
BlueScope Steel Ltd. ........... 617 14,152
Brambles Ltd. ................ 853 11,710
Charter Hall Group
(a)
............ 326 5,331
Cochlear Ltd. ................ 23 1,928
Commonwealth Bank of Australia ... 446 55,752
Computershare Ltd. ............ 2,034 58,443
CSL Ltd. .................... 343 29,656
Evolution Mining Ltd. ........... 3,242 25,707
Fortescue Ltd. ................ 102 1,324
Glencore plc ................. 1,612 11,873
GPT Group (The)
(a)
............. 807 2,907
JB Hi-Fi Ltd. ................. 618 35,552
Macquarie Group Ltd. ........... 729 129,411
Mirvac Group
(a)
............... 24,390 30,589
National Australia Bank Ltd. ....... 1,712 49,573
Orica Ltd. ................... 3,536 57,763
Ramsay Health Care Ltd. ........ 33 1,026
REA Group Ltd. ............... 88 9,938
Regis Resources Ltd. ........... 4,612 19,763
Rio Tinto Ltd. ................ 133 15,851
Rio Tinto plc ................. 655 63,646
Scentre Group ................ 614 1,686
Sonic Healthcare Ltd. ........... 197 3,015
South32 Ltd. ................. 2,452 7,817
Telstra Group Ltd. ............. 7,344 25,927
Wesfarmers Ltd. .............. 152 9,520
Westgold Resources Ltd. ........ 634 2,113
Woodside Energy Group Ltd. ...... 1,097 25,675
Worley Ltd. .................. 2,310 17,146
941,946
Austria — 0.5%
Erste Group Bank AG ........... 488 63,793
Mondi plc ................... 143 1,724
65,517
Belgium — 1.1%
Anheuser-Busch InBev SA/NV ..... 1,222 106,135
UCB SA .................... 130 33,369
Umicore SA ................. 124 3,095
142,599
Chile — 0.5%
Antofagasta plc ............... 1,156 57,616
China — 0.0%
SITC International Holdings Co. Ltd. . 1,000 5,042
Denmark — 1.6%
Danske Bank A/S .............. 1,543 88,799
Genmab A/S
(b)
................ 56 16,119
Novo Nordisk A/S , Class B ....... 1,217 57,566
Orsted A/S
(b) (c) (d)
............... 226 5,039
Tryg A/S .................... 292 6,949
Vestas Wind Systems A/S ........ 1,107 29,797
204,269
Finland — 0.4%
Nokia OYJ .................. 3,037 28,071
Wartsila OYJ Abp .............. 736 24,959
53,030
Security
Shares
Shares Value
France — 10.3%
Air Liquide SA ................ 19 $ 3,743
Airbus SE ................... 34 7,982
AXA SA .................... 2,691 139,474
BNP Paribas SA .............. 708 89,965
Bureau Veritas SA ............. 525 16,795
Capgemini SE ................ 207 24,604
Cie de Saint-Gobain SA ......... 203 19,079
Credit Agricole SA ............. 1,540 34,412
Danone SA .................. 316 24,580
Dassault Systemes SE .......... 30 698
Eiffage SA .................. 19 2,700
Engie SA ................... 926 28,864
EssilorLuxottica SA ............ 129 24,422
Hermes International SCA ........ 17 30,122
Ipsen SA ................... 204 39,418
Klepierre SA ................. 584 26,526
Legrand SA ................. 153 23,260
L'Oreal SA .................. 161 71,709
LVMH Moet Hennessy Louis Vuitton SE 138 75,781
Orange SA .................. 1,677 32,044
Pernod Ricard SA ............. 206 16,054
Publicis Groupe SA ............ 509 54,326
Safran SA ................... 156 61,305
Sanofi SA ................... 1,536 132,268
Schneider Electric SE ........... 303 101,804
Societe Generale SA ........... 698 65,610
Thales SA ................... 132 37,578
TotalEnergies SE .............. 747 65,856
Valeo SE ................... 594 10,277
Vinci SA .................... 331 46,735
1,307,991
Germany — 9.4%
Allianz SE (Registered) .......... 382 190,275
BASF SE ................... 558 32,394
Bayer AG (Registered) .......... 45 2,497
Deutsche Bank AG (Registered) .... 441 16,232
Deutsche Boerse AG ........... 101 30,423
Deutsche Post AG ............. 1,526 101,940
Deutsche Telekom AG (Registered) . 3,691 113,908
Fresenius Medical Care AG ....... 156 8,006
GEA Group AG ............... 22 1,563
Hannover Rueck SE ............ 7 2,018
Henkel AG & Co. KGaA ......... 232 19,010
Infineon Technologies AG ........ 774 55,545
KION Group AG ............... 56 2,534
LEG Immobilien SE ............ 48 2,882
Mercedes-Benz Group AG ........ 819 44,283
Merck KGaA ................. 67 11,073
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 110 66,077
Rational AG ................. 25 19,464
SAP SE .................... 804 147,369
Siemens AG (Registered) ........ 661 216,574
Siemens Energy AG ............ 642 109,681
Symrise AG , Class A ........... 15 1,539
1,195,287
Hong Kong — 1.8%
AIA Group Ltd. ............... 12,800 129,035
Guotai Junan International Holdings
Ltd. ..................... 8,000 2,153
Hong Kong Exchanges & Clearing Ltd. 200 10,421
Link REIT ................... 4,200 20,935
Prudential plc ................ 1,503 22,588
Techtronic Industries Co. Ltd. ...... 2,000 33,600

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Sustainable Aware Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hong Kong (continued)
WH Group Ltd.
(c) (d)
............. 6,500 $ 6,994
225,726
Ireland — 0.0%
Kerry Group plc , Class A ......... 44 4,201
Israel — 1.0%
Bank Hapoalim BM ............ 1,354 32,872
Bank Leumi Le-Israel BM ........ 1,319 31,166
Elbit Systems Ltd. ............. 7 5,655
Israel Discount Bank Ltd. , Class A .. 1,852 19,329
Mizrahi Tefahot Bank Ltd. ........ 363 27,014
Nova Ltd.
(b)
.................. 14 5,563
Tower Semiconductor Ltd.
(b)
....... 48 10,515
132,114
Italy — 3.6%
A2A SpA ................... 1,502 3,924
Amplifon SpA ................ 121 1,694
Coca-Cola HBC AG ............ 204 13,756
Enel SpA ................... 12,280 138,683
Eni SpA .................... 2,540 70,654
Generali .................... 451 22,856
Intesa Sanpaolo SpA ........... 13,265 100,274
Prysmian SpA ................ 79 10,902
Snam SpA .................. 404 2,739
Terna - Rete Elettrica Nazionale .... 882 10,111
UniCredit SpA ................ 792 74,695
450,288
Ivory Coast — 0.0%
Endeavour Mining plc ........... 59 2,815
Japan — 22.5%
Advantest Corp. ............... 400 79,033
Aisin Corp. .................. 400 5,515
Anritsu Corp. ................. 100 2,186
Astellas Pharma, Inc. ........... 2,200 30,217
Canon, Inc. .................. 1,200 33,402
Coca-Cola Bottlers Japan Holdings, Inc. 300 7,209
CyberAgent, Inc. .............. 900 8,223
Daiichi Life Group, Inc. .......... 2,900 34,966
Daiichi Sankyo Co. Ltd. .......... 1,000 16,162
Daiwa Securities Group, Inc. ...... 1,800 20,136
Denso Corp. ................. 7,700 94,548
Disco Corp. .................. 100 35,743
ENEOS Holdings, Inc. .......... 1,900 15,691
FANUC Corp. ................ 800 32,236
Fast Retailing Co. Ltd. .......... 100 48,967
Fujikura Ltd. ................. 800 20,301
Fujitsu Ltd. .................. 2,300 53,013
Hamamatsu Photonics KK ........ 500 7,119
Hitachi Ltd. .................. 3,900 127,805
Horiba Ltd. .................. 100 15,695
Hoya Corp. .................. 200 30,583
ITOCHU Corp. ............... 7,500 94,122
Japan Post Holdings Co. Ltd. ...... 800 11,835
Japan Post Insurance Co. Ltd. ..... 300 3,303
Kajima Corp. ................. 400 13,366
Kao Corp. ................... 1,100 22,612
Keyence Corp. ............... 100 50,159
Kioxia Holdings Corp.
(b)
.......... 200 55,747
Kirin Holdings Co. Ltd. .......... 400 7,400
Kobe Bussan Co. Ltd. ........... 300 5,245
Kyoto Financial Group, Inc. ....... 100 2,756
LY Corp. .................... 9,400 26,191
Mitsubishi Corp. ............... 3,100 92,668
Security
Shares
Shares Value
Japan (continued)
Mitsubishi Electric Corp. ......... 1,600 $ 57,637
Mitsubishi Estate Co. Ltd. ........ 200 4,855
Mitsubishi HC Capital, Inc. ........ 400 3,683
Mitsubishi Heavy Industries Ltd. .... 2,300 53,733
Mitsubishi Materials Corp. ........ 100 2,595
Mitsubishi UFJ Financial Group, Inc. . 9,900 221,131
Mitsui & Co. Ltd. .............. 2,500 76,711
Mitsui Fudosan Co. Ltd. ......... 4,100 39,940
Mizuho Financial Group, Inc. ...... 600 31,106
Murata Manufacturing Co. Ltd. ..... 1,100 50,121
NEC Corp. .................. 1,400 41,606
NGK Corp. .................. 800 27,372
Nintendo Co. Ltd. .............. 400 19,081
Nippon Sanso Holdings Corp. ..... 100 3,595
Nitto Denko Corp. ............. 2,900 61,238
Nomura Holdings, Inc. .......... 1,300 12,577
NSK Ltd. ................... 1,900 13,534
Obayashi Corp. ............... 1,900 37,343
Ono Pharmaceutical Co. Ltd. ...... 4,200 62,769
Osaka Gas Co. Ltd. ............ 200 6,862
Otsuka Holdings Co. Ltd. ........ 500 34,670
Pan Pacific International Holdings Corp. 3,400 19,280
Panasonic Holdings Corp. ........ 900 23,798
Rakuten Group, Inc.
(b)
........... 500 2,607
Recruit Holdings Co. Ltd. ........ 1,100 86,989
Renesas Electronics Corp. ....... 700 14,031
Ricoh Co. Ltd. ................ 100 981
SBI Holdings, Inc. ............. 300 5,663
Seiko Epson Corp. ............. 500 9,159
Sekisui Chemical Co. Ltd. ........ 200 3,329
Shimadzu Corp. ............... 100 2,543
Shimizu Corp. ................ 1,100 16,204
Shin-Etsu Chemical Co. Ltd. ...... 1,400 49,910
SoftBank Corp. ............... 8,100 11,369
SoftBank Group Corp. .......... 1,700 52,951
Sompo Holdings, Inc. ........... 400 17,759
Sony Financial Group, Inc. ....... 8,300 8,047
Sony Group Corp. ............. 7,200 168,256
Sumitomo Chemical Co. Ltd. ...... 10,200 33,005
Sumitomo Electric Industries Ltd. ... 1,800 23,823
Sumitomo Mitsui Financial Group, Inc. 600 25,781
Sumitomo Mitsui Trust Group, Inc. .. 2,000 20,565
Sumitomo Realty & Development Co.
Ltd. ..................... 300 6,724
Taisei Corp. ................. 100 8,100
TDK Corp. .................. 2,200 42,303
Tokio Marine Holdings, Inc. ....... 600 30,580
Tokyo Electron Ltd. ............ 300 100,301
Tokyo Gas Co. Ltd. ............ 700 27,023
Tokyu Fudosan Holdings Corp. ..... 500 4,156
Toray Industries, Inc. ........... 2,500 17,958
Toyota Motor Corp. ............ 2,000 37,849
Trend Micro, Inc. .............. 600 24,175
2,861,532
Luxembourg — 0.0%
ArcelorMittal SA ............... 23 1,625
Macau — 0.2%
Sands China Ltd. .............. 11,200 21,003
Netherlands — 5.9%
Adyen NV
(b) (c) (d)
............... 9 9,155
Argenx SE
(b)
................. 28 23,982
ASM International NV ........... 45 41,677
ASML Holding NV ............. 242 398,803

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Sustainable Aware Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Netherlands (continued)
BE Semiconductor Industries NV ... 47 $ 10,778
Heineken Holding NV ........... 412 34,660
ING Groep NV ................ 1,375 48,320
Koninklijke Ahold Delhaize NV ..... 827 32,767
Koninklijke Philips NV ........... 1,899 50,034
NN Group NV ................ 160 15,082
Wolters Kluwer NV ............. 1,086 85,260
750,518
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd. 676 16,168
Norway — 0.7%
Aker BP ASA ................. 852 30,377
DNB Bank ASA ............... 620 19,963
Equinor ASA ................. 444 18,227
Norsk Hydro ASA .............. 2,114 19,500
Telenor ASA ................. 144 2,033
90,100
Portugal — 0.3%
EDP SA .................... 7,892 40,638
Singapore — 1.2%
CapitaLand Integrated Commercial
Trust .................... 3,200 6,210
DBS Group Holdings Ltd. ........ 2,000 115,393
Keppel Ltd. .................. 300 2,679
Singapore Telecommunications Ltd. . 4,400 15,224
United Overseas Bank Ltd. ....... 300 10,146
149,652
Spain — 4.3%
ACS Actividades de Construccion y
Servicios SA ............... 367 46,782
Amadeus IT Group SA .......... 294 18,145
Banco Bilbao Vizcaya Argentaria SA . 2,591 72,631
Banco Santander SA ........... 14,471 205,810
Enagas SA .................. 422 8,226
Grifols SA , Class A ............. 177 2,034
Iberdrola SA ................. 2,204 52,353
Naturgy Energy Group SA ........ 1,426 47,571
Repsol SA .................. 625 19,076
Telefonica SA ................ 15,977 65,964
Unicaja Banco SA
(c) (d)
........... 678 2,607
541,199
Sweden — 2.8%
AddTech AB , Class B ........... 119 4,330
Assa Abloy AB , Class B ......... 552 20,482
Atlas Copco AB , Class A ......... 1,081 22,841
Atlas Copco AB , Class B ......... 512 9,461
H & M Hennes & Mauritz AB , Class B 2,197 40,235
Hexagon AB , Class B ........... 2,163 21,350
Industrivarden AB , Class A ....... 100 5,766
Indutrade AB ................. 230 5,775
Investor AB , Class B ............ 758 32,744
Sandvik AB .................. 1,499 56,055
Securitas AB , Class B ........... 123 1,976
Skanska AB , Class B ........... 914 25,647
SKF AB , Class B .............. 866 23,440
Swedish Orphan Biovitrum AB
(b)
.... 84 4,163
Tele2 AB , Class B ............. 3,416 59,179
Telefonaktiebolaget LM Ericsson , Class
B ...................... 1,372 13,496
Telia Co. AB ................. 803 3,721
350,661
Security
Shares
Shares Value
Switzerland — 5.0%
ABB Ltd. (Registered) ........... 1,782 $ 175,810
Flughafen Zurich AG (Registered) ... 71 20,870
Givaudan SA (Registered) ........ 8 31,975
Julius Baer Group Ltd. .......... 149 13,100
Kuehne + Nagel International AG
(Registered) ............... 54 13,752
Logitech International SA (Registered) 413 42,180
Lonza Group AG (Registered) ..... 11 7,667
Nestle SA (Registered) .......... 1,716 171,516
Schindler Holding AG ........... 1 315
SGS SA (Registered) ........... 185 21,922
SIG Group AG
(b)
............... 423 7,686
Sonova Holding AG (Registered) ... 7 1,907
UBS Group AG (Registered) ...... 1,841 97,311
VAT Group AG
(c) (d)
............. 41 30,688
636,699
United Kingdom — 10.9%
Anglo American plc ............ 576 29,158
AstraZeneca plc .............. 887 150,888
Aviva plc ................... 1,436 13,440
BAE Systems plc .............. 2,232 63,186
Balfour Beatty plc ............. 1,935 22,558
Barclays plc ................. 20,752 142,640
British Land Co. plc (The) ........ 317 1,896
CK Hutchison Holdings Ltd. ....... 1,000 9,369
Compass Group plc ............ 1,522 48,332
Entain plc ................... 56 410
GSK plc .................... 1,896 49,301
HSBC Holdings plc ............ 9,176 195,406
IG Group Holdings plc .......... 996 19,598
IMI plc ..................... 44 1,749
Informa plc .................. 2,298 27,529
J Sainsbury plc ............... 10,663 51,420
Johnson Matthey plc ........... 161 4,349
Kingfisher plc ................ 806 3,363
Lloyds Banking Group plc ........ 19,161 29,616
London Stock Exchange Group plc .. 319 35,885
NatWest Group plc ............. 4,435 41,834
Reckitt Benckiser Group plc ....... 22 1,553
RELX plc ................... 198 6,964
Rolls-Royce Holdings plc ........ 3,290 65,634
Sage Group plc (The) ........... 2,564 33,775
Smith & Nephew plc ............ 392 6,132
Smiths Group plc .............. 1,628 58,135
Standard Chartered plc .......... 1,102 32,584
Taylor Wimpey plc ............. 34 36
Tesco plc ................... 8,969 59,035
Unilever plc .................. 1,238 79,007
Vodafone Group plc ............ 62,129 98,598
1,383,380
United States — 6.4%
AP Moller - Maersk A/S , Class A .... 1 2,607
AP Moller - Maersk A/S , Class B .... 3 8,056
BP plc ..................... 5,190 38,993
Holcim AG .................. 341 30,971
InterContinental Hotels Group plc ... 272 43,985
Novartis AG (Registered) ........ 1,317 205,968
QIAGEN NV ................. 244 10,040
Roche Holding AG ............. 504 220,772

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Sustainable Aware Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
United States (continued)
Shell plc .................... 5,420 $ 248,083
809,475
Total Common Stocks — 97.9%
(Cost: $ 9,056,074 ) .............................. 12,441,091
Preferred Securities
Preferred Stocks — 0.0%
Germany — 0.0%
Henkel AG & Co. KGaA (Preference) 10 872
Total Preferred Securities — 0.0%
(Cost: $ 839 ) ................................... 872
Total Long-Term Investments — 97 .9%
(Cost: $ 9,056,913 ) .............................. 12,441,963
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.58%
(e) (f)
.... 214,511 $ 214,511
Total Short-Term Securities — 1 .7%
(Cost: $ 214,511 ) ................................ 214,511
Total Investments — 99.6%
(Cost: $ 9,271,424 ) .............................. 12,656,474
Other Assets Less Liabilities — 0.4% ................... 56,651
Net Assets — 100.0% .............................. $ 12,713,125
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 1,546 $ — $ (1,546)
(b)
$ — $ — $ — — $ — $ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 129,924 84,587
(b)
— — — 214,511 214,511 2,021 —
$ — $ — $ 214,511 $ 2,021 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Sustainable Aware Advantage International Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index ......................................................... 1 09/18/26 $ 159 $ 3,637
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 941,946 $ — $ 941,946
Austria .............................................. — 65,517 — 65,517
Belgium ............................................. — 142,599 — 142,599
Chile ............................................... — 57,616 — 57,616
China ............................................... — 5,042 — 5,042
Denmark ............................................. — 204,269 — 204,269
Finland .............................................. — 53,030 — 53,030
France .............................................. 32,044 1,275,947 — 1,307,991
Germany ............................................ — 1,195,287 — 1,195,287
Hong Kong ........................................... — 225,726 — 225,726
Ireland .............................................. — 4,201 — 4,201
Israel ............................................... — 132,114 — 132,114
Italy ................................................ — 450,288 — 450,288
Ivory Coast ........................................... — 2,815 — 2,815
Japan ............................................... 19,280 2,842,252 — 2,861,532
Luxembourg .......................................... — 1,625 — 1,625
Macau .............................................. — 21,003 — 21,003
Netherlands ........................................... 32,767 717,751 — 750,518
New Zealand .......................................... — 16,168 — 16,168
Norway .............................................. 2,033 88,067 — 90,100
Portugal ............................................. — 40,638 — 40,638
Singapore ............................................ — 149,652 — 149,652
Spain ............................................... — 541,199 — 541,199
Sweden ............................................. — 350,661 — 350,661
Switzerland ........................................... — 636,699 — 636,699

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Sustainable Aware Advantage International Equity Fund

Level 1 Level 2 Level 3 Total
United Kingdom ........................................ $ 19,598 $ 1,363,782 $ — $ 1,383,380
United States .......................................... 10,663 798,812 — 809,475
Preferred Securities ....................................... — 872 — 872
Short-Term Securities
Money Market Funds ...................................... 214,511 — — 214,511
$ 330,896 $ 12,325,578 $ — $ 12,656,474
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 3,637 $ — $ — $ 3,637
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)